Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Net income	kr 19,112		kr 22,980		kr 17,623
Adjustments to reconcile net income to cash	17,638		17,143		19,931
Cash flows from (used in) Operations	36,750		40,123		37,554
Changes in operating net assets
Inventories	(7,740)		(5,565)		384
Customer ﬁnance, current and non-current	(1,732)		34		370
Trade receivables and contract assets	4,766		1,551		(3,185)
Trade payables	(1,995)		1,385		4,303
Provisions and post-employment beneﬁts	2,339		(118)		(2,669)
Contract liabilities	5,794		4,014		(560)
Other operating assets and liabilities, net	(813)		2,701		(2,280)
Net changes in operating assets and liabilities	619		4,002		(3,637)
Interest received	344		8		763
Interest paid	(1,250)		(974)		(1,434)
Taxes paid	(5,600)		(4,094)		(4,313)
Cash ﬂow from operating activities	30,863		39,065		28,933
Investing activities
Investments in property, plant and equipment	(4,477)		(3,663)		(4,493)
Sales of property, plant and equipment	249		115		254
Acquisitions of subsidiaries and other operations	(51,995)		(389)		(9,657)
Divestments of subsidiaries and other operations	307		448		59
Product development	(1,720)		(962)		(817)
Purchase of interest-bearing securities	(13,582)		(35,415)		(13,637)
Sale of interest-bearing securities	40,541		20,114		12,289
Other investing activities	(3,720)		(131)		801
Cash ﬂow from investing activities	(34,397)		(19,883)		(15,201)
Financing activities
Proceeds from issuance of borrowings	10,755		7,882		3,219
Repayment of borrowings	(16,029)		(5,791)		(9,031)
Sale of own shares			42		163
Dividends paid	(8,415)		(6,889)		(5,996)
Repayment of lease liabilities	(2,593)	[1]	(2,368)	[1]	(2,417)
Other ﬁnancing activities	352		(2,183)		1,570
Cash ﬂow from ﬁnancing activities	(15,930)		(9,307)		(12,492)
Effect of exchange rate changes on cash	3,763		563		(2,707)
Net change in cash and cash equivalents	(15,701)		10,438		(1,467)
Cash and cash equivalents, beginning of period	54,050		43,612		45,079
Cash and cash equivalents, end of period	kr 38,349		kr 54,050		kr 43,612

[1]	Including advance payments.